Expense Example	Prospectus #1 Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	528	733	955	1,592	258	530	926	2,036	56	217	393	901	534	743	969	1,618	264	540	940	2,061	62	228	408	928	528	729	946	1,571	258	525	917	2,016	56	213	384	879	534	737	956	1,587	264	533	927	2,031	62	221	394	895	533	715	913	1,483	263	511	884	1,930	61	199	348	783